Principal Accounting Policies - Employee social security and welfare benefits (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Employee social security and welfare benefits
Employee social security and welfare benefits	¥ 74.1	¥ 89.7	¥ 95.3